Impairment reviews - Summary of Goodwill allocated to each of the CGU's (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 84	$ 95	[1]	$ 105
Betway
Disclosure of information for cash-generating units [line items]
Goodwill	37	34
Spin
Disclosure of information for cash-generating units [line items]
Goodwill	3	2
Jumpman
Disclosure of information for cash-generating units [line items]
Goodwill	44	41
DGC
Disclosure of information for cash-generating units [line items]
Goodwill
Gross DGC goodwill	64	64
Accumulated impairment of DGC Goodwill1	$ (64)	$ (46)

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.